Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies
Commitments and Contingencies

15.Commitments and Contingencies

Leases

The Company rents its corporate office facilities, data centers, and motor vehicles under lease arrangements. The terms of the leases include scheduled base rent increases, and obligations to pay for a proportionate share of each property’s operating costs and tax escalations as defined in each lease. The total amount of rental payments due over each lease term is charged to rent expense ratably over the life of each lease.

Total rent expense for the three and six months ended June 30, 2020 was $4,702 and $7,785, respectively, and for the three and six months ended June 30, 2019 was $2,406 and $4,597, respectively.

Future minimum lease payments are as follows:

Years ending December 31,
From July 1, 2020 to December 31, 2020	$8,435
2021	15,668
2022	13,947
2023	13,637
2024	12,029
Thereafter	35,766
Total	$99,482

Other Contractual Obligations and Contingencies

The Company is a party to several non-cancelable contracts with vendors where the Company is obligated to make future minimum payments under the terms of these contracts as follows:

Years ending December 31,
From July 1, 2020 to December 31, 2020	$24,439
2021	51,487
2022	28,959
2023	17,463
2024	8,150
Thereafter	15,400
Total	$145,898

Contingencies

From time to time, and in the ordinary course of business, the Company may be subject to certain claims, charges and litigation. Much of civil litigation to which the Company is a party relates to advertising and consumer protection matters. The majority of the cases to which the Company is a party were consolidated into a multi-district litigation in February 2016 in the U.S. District Court for the District of Massachusetts, along with claims against other entities and individuals within the DFS industry. On November 27, 2019, the Court granted in part and denied in part the DFS defendants’ motions to compel arbitration. The Company intends to vigorously defend itself. While the Company does not believe, based on currently available information, that the outcome of this proceeding will have a material adverse effect on the Company’s financial condition, the outcome could be material to the Company’s financial results for any particular period, depending, in part, upon the results for such period.

We are currently under Internal Revenue Service audit for prior tax years, with the primary unresolved issues relating to excise taxation of fantasy sports contests and informational reporting and withholding. The final resolution of that audit, and other audits or litigation, may differ from the amounts recorded in these unaudited condensed consolidated financial statements and may materially affect our consolidated financial statements in the period or periods in which that determination is made.

Letters of Credit

In connection with the Credit Agreement with Pacific Western Bank, the Company has entered into several letters of credit totaling $5,053 and $4,481 as of June 30, 2020 and December 31, 2019, respectively, for the Company’s leases of office space.

13.  Commitments and Contingencies

Leases

The Company rents its corporate office facilities under long-term lease arrangements in New York, NY and Boston, MA. The terms of the leases include scheduled base rent increases, and obligations to pay for a proportionate share of each property’s operating costs and tax escalations as defined in each lease. The total amount of rental payments due over each lease term is charged to rent expense ratably over the life of each lease.

In November 2019, the Company entered into an agreement to lease office space in Dublin, Ireland. Pursuant to the lease agreement, the lease term is 12 months, commencing in December 2019. The total payment for the 12‑month period is $651 (€598), exclusive of value added taxes, which will be charged at the prevailing rate.

The Company rents its corporate office facilities under a 10‑year long-term lease arrangement commencing in April 2019. The total lease commitment is $35,642. The Company also opened a line of credit in the amount of  $3,409 in escrow to act as a security deposit on the lease. The total amount of rental payments due over each lease term is charged to rent expense ratably over the life of each lease.

Total rent expense for the years ended December 31, 2019, 2018 and 2017 was $10,412,  $5,266 and $3,431, respectively.

Future minimum lease payments are as  follows:

Years ending December 31,
2020	$10,067
2021	8,300
2022	8,374
2023	8,292
2024	7,310
Thereafter	23,685
Total	$66,028

Other Contractual Obligations and Contingencies

The Company is a party to several non-cancelable contracts with vendors and licensors for marketing and other strategic partnership related agreements where the Company is obligated to make future minimum payments under the non-cancelable terms of these contracts as follows:

Years ending December 31,
2020(a)	$74,390
2021	54,725
2022	33,885
2023	13,689
2024	4,950
Thereafter	4,100
Total	$185,739

(a)    2020 balance includes $13,880 of contingent success fees.

Included in the above contractual obligations are related party commitments from the MPA discussed in Note 13.

In connection with the DraftKings Merger as described in Note 18, the Company has entered into success fee arrangements with third-party advisors that would require the Company to pay the Private Placement Agent, a related party as described in Note 12, a fee of  $5,000 for services in connection with the consummation of the SBTech Acquisition and a fee of  $7,000 for services in connection with the consummation of the DraftKings Merger. The Company also has agreements with two separate advisors for a total fee of  $1,280 for services in connection with the consummation of the DraftKings Merger.

In addition, as described in Note 6, upon the earlier of  (i) an Acquisition, as defined in the Credit Agreement, or (ii) the closing of an initial public offering, in either case, the Company will also be required to pay a success fee to Pacific Western Bank in the amount of  $600 or $650 if the outstanding principal amount exceeds $45,000 at any time. These success fees have not been recorded in the consolidated balance sheet or consolidated statement of operations as at December 31, 2019 but have been recorded in the 2020 other contractual obligations above.

Litigation

From time to time, and in the ordinary course of business, the Company may be subject to certain claims, charges and litigation. Much of civil litigation to which the Company is a party relates to advertising and consumer protection matters. The majority of these cases were consolidated into a multi-district litigation (“MDL”) in February 2016 in the U.S. District Court for the District of Massachusetts along with claims against other entities and individuals within the DFS industry (the “DFS defendants”). On November 27, 2019, the Court granted in part and denied in part the DFS defendants’ motions to compel arbitration. The Company intends to vigorously defend itself. While we do not believe, based on currently available information, that the outcome of this proceeding will have a material adverse effect on the Company’s financial condition, the outcome could be material to the Company’s financial results for any particular period, depending, in part, upon the results for such period.

Settlement Liability

On October 25, 2016, the Company and The Office of the Attorney General of the State of New York (“NYAG”) reached a settlement agreement that resolved all claims, brought forth by the NYAG, relating to deceptive advertising by the Company. The Company will pay a settlement amount of  $6,000 in penalties and costs to the State of New York over a period of four years. As of December 31, 2019, the Company paid all remaining obligations under the agreement. As of December 31, 2018, the Company accrued $2,876 and $0 of current and non-current liabilities, respectively, on the consolidated balance sheet related to the NYAG settlement agreement.

On September 1, 2017, the Company and the Commonwealth of Massachusetts through the Office of the Massachusetts Attorney General (“MAAG”) reached a settlement agreement that resolved all claims, demands, liabilities, and causes of action related to the advertising and offering of the Company’s daily fantasy sports contests and operation of the Company’s business activities. The Company agreed to pay a settlement amount of  $1,300 to the Commonwealth of Massachusetts over a period of three years. As of December 31, 2019, the Company has paid all remaining obligations under the agreement. The Company paid $400 and $400 to MAAG in fiscal years 2019 and 2018, respectively, per the terms of the agreement.

Letters of Credit

In connection with the Credit Agreement with Pacific Western Bank, the Company has entered into several letters of credit totaling $4,481 as of December 31, 2019 and 2018 for the Company’s leases of office space. Refer to Note 6 for further discussion of the Credit Agreement.